Income Taxes - Summary of Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ (8,669)	$ (6,661)	$ (5,582)
Deferred tax provision for the period	2,350	(1,939)	(363)
Change in the statutory rate	81	(42)	(66)
Acquisition of subsidiaries	0	0	57
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	787	216	(373)
Cumulative translation adjustment	(163)	(392)	(230)
Remeasurements of the net defined benefit liability	(27)	(130)	(192)
Inflation adjustment	9	279	88
Balance at end of the period	$ (5,632)	$ (8,669)	$ (6,661)